PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2021	2020	2021	2020
Change in benefit obligations
Benefit obligations at the beginning of the year	$1,668.4	$1,480.6	$70.1	$62.9
Service costs	40.1	37.4	2.0	1.9
Interest costs	43.2	46.7	1.8	1.9
Plan participants’ contributions	9.1	10.5	—	—
Actuarial (gain) loss arising from:
Financial assumptions	(138.8)	158.8	(7.2)	8.2
Demographic assumptions	12.5	—	—	—
Participant experience	4.4	(2.8)	—	—
Benefits and settlements paid	(70.1)	(63.5)	(1.6)	(1.7)
Plan amendments and other	1.0	0.7	(3.8)	(3.1)
Benefit obligations at the end of the year	$1,569.8	$1,668.4	$61.3	$70.1

Change in plan assets
Fair value of plan assets at the beginning of the year	$1,440.0	$1,345.7	$—	$—
Actual return on plan assets	107.7	122.9	—	—
Employer contributions	37.4	26.8	1.6	1.7
Plan participants’ contributions	9.1	10.5	—	—
Benefits and settlements paid	(70.1)	(63.5)	(1.6)	(1.7)
Administrative fees	(2.1)	(2.4)	—	—
Fair value of plan assets at the end of the year	$1,522.0	$1,440.0	$—	$—

Schedule of fair value of plan assets

	2021	2020
Equity securities:
Canadian	15.7%	15.4%
Foreign	25.9	24.8
Debt securities	53.1	55.7
Other	5.3	4.1
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2021	2020	2021	2020
Benefit obligations	$(1,569.8)	$(1,668.4)	$(61.3)	$(70.1)
Fair value of plan assets	1,522.0	1,440.0	—	—
Plan deficit	(47.8)	(228.4)	(61.3)	(70.1)
Asset limit and minimum funding adjustment	(24.2)	(12.9)	—	—
Net amount recognized[1]	$(72.0)	$(241.3)	$(61.3)	$(70.1)
1	The net liability recognized for 2021 is $133.3 million ($311.4 million in 2020), of which an amount of $154.6 million ($311.4 million in 2020) is included in “Other liabilities” and $21.3 million (none in 2020) is included in “Other assets”.

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2021	2020	2019	2021	2020	2019
Actuarial gain (loss) on benefit obligations	$121.9	$(156.0)	$(170.4)	$7.2	$(8.2)	$(11.4)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	70.9	81.1	107.9	—	—	—
Asset limit and minimum funding adjustment	(11.0)	(0.7)	4.9	—	—	—
Re-measurement gain (loss) recorded in other comprehensive income (loss)	$181.8	$(75.6)	$(57.6)	$7.2	$(8.2)	$(11.4)

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2021	2020	2019	2021	2020	2019
Employee costs:
Service costs	$40.1	$37.4	$30.4	$2.0	$1.9	$2.3
Plan amendments, administrative fees and other	3.1	4.4	4.4	—	(3.2)	(23.2)
Interest on net defined benefit liability	6.7	5.4	4.2	1.8	1.9	2.6
Net benefit costs (gain)	$49.9	$47.2	$39.0	$3.8	$0.6	$(18.3)

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension and postretirement benefits
	2021	2020	2019
Benefit obligations
Rates as of year-end:
Discount rate	3.00%	2.50%	3.10%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	2.50%	3.10%	3.90%
Rate of compensation increase	3.00	3.00	3.00